Putnam Investments, LLC
                              One Post Office Square
                              Boston, MA 02109
                              November 4, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Small Cap Growth Fund and Putnam International Growth and Income
    Fund (Reg. No. 33-515) (811-7513) Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.57 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 29, 2003.

Comments or questions concerning this certificate may be directed to Karen R. Kay at 1-800-225-2465, ext. 11105.

                              Very truly yours,
                              Putnam Funds Trust on behalf of
                              Putnam Small Cap Growth Fund and
                              Putnam International Growth and Income Fund

                              /s/ Gordon H. Silver
                          By: ----------------------------
                              Gordon H. Silver
                              Vice President

cc: Vanda Moore, Ropes & Gray